RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
ECOLAB SAVINGS PLAN AND ESOP
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500

7. RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500

The following is a reconciliation of net assets available for benefits per the Plan financial statements at December 31, 2025 and 2024 to Form 5500:

(in thousands)	2025	2024

Net assets available for benefits per the financial statements	$ 4,636,225	$ 4,186,559
Fully benefit-responsive investment contracts value adjustment	(2,989)	(6,647)
Net assets available for benefits per Form 5500	$ 4,633,236	$ 4,179,912

The following is a reconciliation of the net increase in net assets available for benefits per the Plan financial statements for the year ended December 31, 2025 to the Form 5500:

(in thousands)	2025

Net increase in net assets available for benefits per the financial statements	$ 449,666
Prior year fully benefit-responsive investment contracts value adjustment	6,647
Current year fully benefit-responsive investment contracts value adjustment	(2,989)
Total increase in net assets available for benefits per Form 5500	$ 453,324

The fair value of fully benefit-responsive investment contracts is calculated using a discounted cash flow model which considers recent fee bids as determined by recognized dealers, discount rate and the duration of the underlying portfolio securities.